SUMMARY OF STOCKHOLDERS EQUITY (Details) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Apr. 30, 2022	Jan. 31, 2022	Apr. 30, 2021	Jan. 31, 2021	Apr. 30, 2022	Apr. 30, 2021	Oct. 31, 2021	Oct. 31, 2020
Beginning balance, value	$ 38,549	$ 38,888	$ 37,575	$ 30,180	$ 38,888	$ 30,180	$ 30,180	$ 39,531
Stock-based compensation	23	26	215	236			566	891
Advaxis public offerings, net of offering costs			13,683	8,550			22,233	11,066
Warrant exercises			1,185	2,586			3,771	2
Net loss	(2,440)	(365)	(5,107)	(3,977)	(2,805)	(9,084)	(17,862)	(26,469)
Stock option exercises
Stock option exercises, shares							4
Issuance of shares to employees under ESPP Plan
Ending balance, value	35,151	38,549	47,551	37,575	35,151	47,551	$ 38,888	30,180
Accretion of discount and redemption feature of convertible preferred stock	(1,025)
Convertible preferred stock redemption	44
Preferred Stock [Member]
Beginning balance, value
Beginning balance, shares
Stock-based compensation
Advaxis public offerings, net of offering costs
Advaxis public offerings, net of offering costs, shares
Warrant exercises
Warrant exercises, shares
Net loss
Stock-based compensation, shares
Stock option exercises
Stock option exercises, shares
Issuance of shares to employees under ESPP Plan
Ending balance, value
Ending balance, shares
Accretion of discount and redemption feature of convertible preferred stock
Convertible preferred stock redemption
Common Stock [Member]
Beginning balance, value	$ 2	$ 2	$ 2	$ 2	$ 2	$ 2	$ 2	$ 1
Beginning balance, shares	1,820,480	1,820,480	1,451,633	975,925	1,820,480	975,925	975,925	627,525
Stock-based compensation
Advaxis public offerings, net of offering costs								$ 1
Advaxis public offerings, net of offering costs, shares			230,794	383,333			614,127	156,113
Warrant exercises
Warrant exercises, shares			137,968	92,375			230,343	423
Net loss
Stock-based compensation, shares			69				69	110
Stock option exercises
Stock option exercises, shares			4				4
Issuance of shares to employees under ESPP Plan
Issuance of shares to employees under ESPP Plan, shares			12
Ending balance, value	$ 2	$ 2	$ 2	$ 2	$ 2	$ 2	$ 2	$ 2
Ending balance, shares	1,820,480	1,820,480	1,820,480	1,451,633	1,820,480	1,820,480	1,820,480	975,925
Accretion of discount and redemption feature of convertible preferred stock
Convertible preferred stock redemption
Additional Paid-in Capital [Member]
Beginning balance, value	467,512	$ 467,486	$ 452,288	$ 440,916	$ 467,486	$ 440,916	$ 440,916	$ 423,799
Stock-based compensation	23	26	215	236			566	891
Advaxis public offerings, net of offering costs			13,683	8,550			22,233	11,065
Warrant exercises			1,185	2,586			3,771	2
Net loss
Stock option exercises
Issuance of shares to employees under ESPP Plan
Ending balance, value	466,554	467,512	467,371	452,288	466,554	467,371	467,486	440,916
Accretion of discount and redemption feature of convertible preferred stock	(1,025)
Convertible preferred stock redemption	44
Retained Earnings [Member]
Beginning balance, value	(428,965)	(428,600)	(414,715)	(410,738)	(428,600)	(410,738)	(410,738)	(384,269)
Stock-based compensation
Advaxis public offerings, net of offering costs
Warrant exercises
Net loss	(2,440)	(365)	(5,107)	(3,977)			(17,862)	(26,469)
Stock option exercises
Issuance of shares to employees under ESPP Plan
Ending balance, value	(431,405)	$ (428,965)	$ (419,822)	$ (414,715)	$ (431,405)	$ (419,822)	$ (428,600)	$ (410,738)
Accretion of discount and redemption feature of convertible preferred stock
Convertible preferred stock redemption